Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Aug. 31, 2026	Feb. 28, 2026	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Feb. 28, 2020	Dec. 31, 2019	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2017	Sep. 30, 2016	Aug. 31, 2016
Archer Balanced Fund
Account Value [Line Items]
Accumulated Value	$ 22,769	$ 22,225	$ 19,664	$ 18,532	$ 18,046		$ 16,814	$ 15,553	$ 14,376	$ 14,306	$ 15,062	$ 15,500	$ 13,778	$ 12,936		$ 12,014		$ 12,227	$ 11,584	$ 11,709	$ 11,455	$ 10,969	$ 10,521		$ 10,000
Archer Income Fund
Account Value [Line Items]
Accumulated Value	12,432	12,495	12,177	11,876	11,639		11,245	10,853	10,866	10,746	11,181	11,513	11,320	11,073		10,932		10,758	10,337	10,149	10,054	10,154	9,959		10,000
Archer Stock Fund
Account Value [Line Items]
Accumulated Value	31,494	27,867	26,101	24,004	24,327	$ 22,777		19,425	17,093	16,721	18,609	20,167	17,145	15,398	$ 12,433			12,320	12,040	13,267	12,449	11,144	10,806		10,000
Archer Dividend Growth Fund
Account Value [Line Items]
Accumulated Value	22,954	21,037	18,317	17,753	16,871	15,082		14,131	14,440	14,215	14,270	13,867	11,760	10,703	11,169			11,617	11,641	11,891	11,014	10,404	10,653	$ 10,000
Archer Focus Fund
Account Value [Line Items]
Accumulated Value	17,847	16,540	15,992	15,725	16,264	14,218		12,967	12,670	11,979	12,788	12,834	11,115	10,396	8,975		$ 10,000
Archer Multi Cap Fund
Account Value [Line Items]
Accumulated Value	22,233	20,355	17,599	16,153	15,964	14,831		12,525	11,257	11,207	11,923	13,572	11,883	10,355	9,120		10,000
Dow Jones Moderate Index
Account Value [Line Items]
Accumulated Value	22,606	21,424	20,228	19,058	18,313		17,140	15,891	15,185	15,043	16,286	16,948	15,426	13,863		12,715		12,548	12,016	12,179	11,479	10,908	10,553		10,000
Morningstar Moderate Bal [Member]
Account Value [Line Items]
Accumulated Value	21,486	20,662	18,945	17,581	17,162		15,946	14,853	14,224	13,950	15,428	16,171	14,864	13,641		12,484		12,266	11,809	11,820	11,527	11,009	10,446		10,000
Bloomberg Barclays Capital Index
Account Value [Line Items]
Accumulated Value	11,489	11,725	11,276	11,035	10,933		10,429	10,189	10,093	10,313	11,180	11,655	11,484	11,664		11,327		10,955	10,142	9,944	9,830	10,049	9,781		10,000
B B G Barclays Intermediate [Member]
Account Value [Line Items]
Accumulated Value	12,937	13,044	12,638	12,186	11,971		11,405	11,021	10,784	10,825	11,485	11,944	11,801	11,773		$ 11,423		11,066	10,377	10,127	10,027	10,192	9,926		10,000
S&P 500 Index Stock
Account Value [Line Items]
Accumulated Value	41,784	37,183	34,710	31,783	29,954	26,842		23,561	20,576	20,321	22,291	22,891	19,152	17,452	14,588			14,312	13,483	13,906	12,880	11,621	11,000		10,000
S P 400 Mid Cap [Member]
Account Value [Line Items]
Accumulated Value	20,159	19,038	17,213		16,111	16,242	14,947	13,571	13,227	12,264	13,317	13,689	12,336	9,457	8,826		10,000
S P 400 Stock [Member]
Account Value [Line Items]
Accumulated Value	28,012	26,455	23,918	22,569	22,387	20,770		18,857	18,379	17,041	18,504	19,022	17,141	13,141	12,264			12,611	12,698	13,480	12,195	11,235	11,136		$ 10,000
Dow Jones US Large Cap Index
Account Value [Line Items]
Accumulated Value	29,175	26,999	23,814	22,574	21,481		$ 19,483	17,816	17,293	16,563	17,757	17,770	15,421	13,167	12,715			13,004	12,710	12,909	12,281	11,302	11,059	10,000
Morning Star Dividend [Member]
Account Value [Line Items]
Accumulated Value	21,018	19,637	17,019	16,457	15,877	13,961		13,393	12,881	12,653	12,820	11,906	10,908	10,324	10,303			$ 11,297	$ 11,245	$ 10,907	$ 10,498	$ 10,254	$ 10,330	$ 10,000
Dow Jones Industrial Index
Account Value [Line Items]
Accumulated Value	21,271	19,431	17,931	17,107	16,090	14,952		13,182	12,253	11,709	12,451	12,876	11,157	10,157	8,969		10,000
S P 500 Focus [Member]
Account Value [Line Items]
Accumulated Value	26,355	23,453	21,893	20,047	18,893	16,930		14,860	12,978	12,817	14,060	14,438	12,080	11,007	9,201		10,000
S P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	26,355	23,453	21,893	20,047	18,893	16,930		14,860	12,978	12,817	14,060	14,438	12,080	11,007	9,201		10,000
S P 600 Small Cap Index [Member]
Account Value [Line Items]
Accumulated Value	19,140	17,096	15,418	14,494	14,903	13,644		12,711	12,823	12,055	13,299	13,729	12,769	8,920	8,707		10,000
Synthetic Blend
Account Value [Line Items]
Accumulated Value	$ 21,941	$ 19,934	$ 18,198	$ 16,978	$ 16,745	$ 15,287		$ 13,838	$ 13,128	$ 12,484	$ 13,673	$ 14,071	$ 12,488	$ 9,774	$ 8,910		$ 10,000